Financial instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 22, 2025	Feb. 26, 2024	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 15, 2022
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)					22,073,578
Derivative financial liabilities				$ 53,994	$ 210,224
Finance costs				149,190	303,165	$ 267,157
Finance income				$ 198,492	$ 80,145	$ 4,823
Number of shares issued (in shares)				312,021,375	301,805,677
Proceeds from the issuance of common stock					$ 144,000
Liabilities				$ 1,771,586	1,634,171
Other current assets				$ 46,984	48,064
AVT23
Disclosure of detailed information about financial instruments [line items]
Other current assets					18,500
Receivables collected					$ 1,100
Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)		10,127,132			9,213,333
Number of shares issued (in shares)				312,021,375	301,805,677
Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities				$ 38,732	$ 0
Senior Bond Warrants
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)			625,000		1,718,845
Conversion Feature
Disclosure of detailed information about financial instruments [line items]
Initial conversion price (usd per share)	$ 5.9224
Derivative financial liabilities				38,732
Finance costs				3,100
Conversion Feature | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities				38,732
Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities				8,800	$ 179,300
Finance income				170,500
Predecessor Earn Out Shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)			19,165,000
Derivative financial liabilities				0	0
OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities				6,462	$ 30,924
Finance costs				24,500
Class of warrants or rights exercise price per share (in dollars per share)					$ 11.50
Number of shares issued (in shares)					419,660
Proceeds from the issuance of common stock					$ 4,800
Liabilities				6,500
OACB Warrants | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Number of shares called by each warrant or right					1		1
OACB Warrants | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities				$ 0	$ 0